Acquisition of Non-controlling Interests	12 Months Ended
Dec. 31, 2016
Acquisition of Non-controlling Interests
Acquisition of Non-controlling Interests

3. Acquisition of Non-controlling Interests

There were 3 significant acquisitions of non-controlling interests completed in 2014. As a result of the below transactions, the equity attributable to Leju’s shareholders is decreased by $32,469,069 in the year ended December 31, 2014.

In January 2014, the Group entered into an equity transfer agreement with two individual shareholders of Beijing Lotta Times Advertising Co., Ltd (“Beijing Lotta”), a subsidiary of Beijing Leju, to purchase the remaining 40% shares of Beijing Lotta that it did not already own with a total consideration of $16,254,600 (RMB100,000,000). After the acquisition, Beijing Lotta became a wholly-owned subsidiary of the Group. As the Group retains the controlling interest in Beijing Lotta before and after the acquisition, the acquisition was accounted for as an equity transaction. The carrying amount of the non-controlling interest in the subsidiary was adjusted to reflect the change in Group’s ownership interest in Beijing Lotta. Any difference between the fair value of the consideration paid and the amount by which the non-controlling interest was adjusted was recognized in equity. As a result of the transaction, $15,112,828 additional paid capital and $1,141,772 non-controlling interest were derecognized in the year ended December 31, 2014. As of December 31, 2015 and 2016, $3,387,956 (RMB22,000,000) and nil was unpaid, respectively.

In September 2014, the Group entered into an equity transfer agreement with six individual shareholders (five of them are employees of the Group) of Beijing Yisheng Leju Advertising Co., Ltd (“Beijing Leju Advertisement”) and Yisheng Leju (Shanghai) Information Service Co., Ltd.( “Yisheng Shanghai”), two subsidiaries of Beijing Leju, to purchase the remaining 24.5% shares of Beijing Leju Advertisement and Yisheng Shanghai that it did not own with a total consideration of $19,074,412 (RMB117,355,000). Considerations to the five employees shareholders are $16,054,493 (RMB98,775,000) for 19.5% equity interest, equivalent to $823,307 per 1% equity interest, while the consideration for the rest 5.0% to the non-employee shareholder is $3,019,919 (RMB18,580,000), equivalent to $603,984 per 1% of equity interest. In connection with the equity transfer, the five employees are also required to serve for the Group for two years from the closing date of the transaction. The Group considers the purchase price to the nonemployee shareholder represent fair value of the equity interest on the date of transfer. The consideration premium of $4,276,810 paid to the employee shareholders was treated as share-based compensation to be amortized over the 2-year service period. After the acquisition, Beijing Leju Advertisement and Yisheng Shanghai became wholly-owned subsidiaries of the Group. As the Group retains the controlling interest in Beijing Leju Advertisement and Yisheng Shanghai before and after the acquisition, the acquisition was accounted for as an equity transaction. The carrying amount of the non-controlling interest in two subsidiaries was adjusted to reflect the change in Group’s ownership interest in them. Any difference between the fair value of the consideration paid and the amount by which the non-controlling interest was adjusted was recognized in equity. As a result of the equity transaction, $12,906,772 additional paid capital and $1,890,830 non-controlling interest were derecognized in the year ended December 31, 2014. As of December 31, 2015 and 2016, $3,706,648 and nil was unpaid, respectively.

In September 2014, the Group entered into an equity transfer agreement with an individual shareholder of Tianjin Yisheng Leju Advertising Co., Ltd (“Tianjin Leju”), a subsidiary of Beijing Leju, to purchase the remaining 30% shares of Tianjin Leju that it did not own with a total consideration of $4,685,913 (RMB28,830,000). After the acquisition, Tianjin Leju becomes a wholly-owned subsidiary of the Group. As the Group retains the controlling interest in Tianjin Leju before and after the acquisition, the acquisition was accounted for as an equity transaction. The carrying amount of the non-controlling interest in the subsidiary was adjusted to reflect the change in Group’s ownership interest in Tianjin Leju. Any difference between the fair value of the consideration paid and the amount by which the non-controlling interest was adjusted was recognized in equity. As a result of the transaction, $4,449,469 additional paid capital and $236,444 non-controlling interest were derecognized in the year ended December 31, 2014. As of December 31, 2015 and 2016, $243,989 and nil was unpaid, respectively.